Annual Operating Expenses {- Franklin International Small Cap Fund} - Franklin Global Trust 3 - FGT3-23 - Franklin International Small Cap Fund	Dec. 01, 2020
Class A
Operating Expenses:
Management fees	0.95%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.32%
Total annual Fund operating expenses	1.52%	[1]
Fee waiver and/or expense reimbursement or expense reduction	(0.01%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.51%	[1],[2]
Class C
Operating Expenses:
Management fees	0.95%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.32%
Total annual Fund operating expenses	2.27%	[1]
Fee waiver and/or expense reimbursement or expense reduction	(0.01%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	2.26%	[1],[2]
Class R
Operating Expenses:
Management fees	0.95%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.32%
Total annual Fund operating expenses	1.77%	[1]
Fee waiver and/or expense reimbursement or expense reduction	(0.01%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.76%	[1],[2]
Class R6
Operating Expenses:
Management fees	0.95%
Distribution and service (12b-1) fees	none
Other expenses	0.17%
Total annual Fund operating expenses	1.12%	[1]
Fee waiver and/or expense reimbursement or expense reduction	(0.03%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.09%	[1],[2]
Advisor Class
Operating Expenses:
Management fees	0.95%
Distribution and service (12b-1) fees	none
Other expenses	0.32%
Total annual Fund operating expenses	1.27%	[1]
Fee waiver and/or expense reimbursement or expense reduction	(0.01%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.26%	[1],[2]

[1]

1. Total annual Fund operating expense ratios have been restated for Class A, C and R to reflect current fiscal year fees and expenses. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

[2]

2. The transfer agent has contractually agreed to limit its fees on Class R6 shares to 0.02% until November 30, 2021. During its term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to reflect the extension of termination dates or to lower the fee waiver and expense limitation.